Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Schwab Government Money Market Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Government Money Market Portfolio
Average Annual Return, Percent			5.07%	2.32%	1.55%
Schwab VIT Balanced Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VIT Balanced Portfolio
Average Annual Return, Percent			7.86%	3.82%	4.03%
Schwab VIT Balanced with Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VIT Balanced with Growth Portfolio
Average Annual Return, Percent			9.98%	5.41%	5.39%
Schwab VIT Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VIT Growth Portfolio
Average Annual Return, Percent			11.78%	6.78%	6.54%
S&P 500 Index Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index Portfolio
Average Annual Return, Percent			24.95%	14.47%	13.01%
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500 Index
Average Annual Return, Percent			25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%	(0.33%)	1.35%
VIT Balanced Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VIT Balanced Composite Index
Average Annual Return, Percent	[1]		8.46%	4.40%	4.67%
VIT Balanced with Growth Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VIT Balanced with Growth Composite Index
Average Annual Return, Percent	[2]		10.64%	6.01%	6.00%
VIT Growth Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		VIT Growth Composite Index
Average Annual Return, Percent	[3]		12.51%	7.33%	7.12%

[1]	The VIT Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 36.3% Bloomberg US Aggregate Bond Index, 9.0% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 3.7% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.3% Dow Jones Equity All REIT Capped Index, 25.9% Dow Jones U.S. Large Cap Total Stock Market Index, 2.8% Dow Jones U.S. Small Cap Total Stock Market Index, 2.0% FTSE All Emerging Index (Net), 11.0% FTSE Developed ex-U.S. Index (Net), 2.0% FTSE Developed Small Cap ex-U.S. Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[2]	The VIT Balanced with Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 26.1% Bloomberg US Aggregate Bond Index, 3.9% Bloomberg US Treasury 1-3 Year Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 1.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.6% Dow Jones Equity All REIT Capped Index, 34.0% Dow Jones U.S. Large Cap Total Stock Market Index, 4.2% Dow Jones U.S. Small Cap Total Stock Market Index, 3.2% FTSE All Emerging Index (Net), 16.0% FTSE Developed ex-US Index (Net), 3.0% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[3]	The VIT Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation and calculated using the following portion allocations effective April 28, 2023: 14.0% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Treasury Bills 1-3 Month Index, 6.0% Dow Jones Equity All REIT Capped Index, 39.6% Dow Jones U.S. Large Cap Total Stock Market Index, 6.3% Dow Jones U.S. Small Cap Total Stock Market Index, 5.4% FTSE All Emerging Index (Net), 21.0% FTSE Developed ex-US Index (Net), 3.7% FTSE Developed Small Cap ex-US Liquid Index (Net). Prior to April 28, 2023, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.